Income Taxes - Schedule of Effective Income Tax Rate Provision for Income Taxes Differed from Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%
Stock-based compensation expense	8.20%	(0.30%)
Tax credits	1.80%	4.70%
State income tax	1.20%	9.80%
Other		(0.10%)
Valuation allowance	(32.20%)	(35.10%)